                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [  ]; Amendment Number:

 This Amendment (Check only one.):      [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hawk Hill Capital Partners, LP
Address:    1301 Second Avenue, Suite 2850
            Seattle, WA 98101

Form 13F File Number: 28-13332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles F. Pollnow IV
Title:      Manager of Triple Frond Partners LLC
            General Partner of Hawk Hill Capital Partners, LP
Phone:      206-332-1215

Signature, Place, and Date of Signing:

/s/ Charles F. Pollnow IV                           Seattle, WA                          April 23, 2012
-------------------------              -------------------------------------  -------------------------------------
Charles F. Pollnow IV
Manager of Triple Frond Partners LLC
General Partner of Hawk Hill Capital
  Partners, LP

Report Type (Check only one.):

[  ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

 Form 13F File Number                                   Name
 --------------------                   -------------------------------------
     28-13331                                 Triple Frond Partners LLC